COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Summary of Capital Commitments	The Company had the following capital commitments at the end of the year:

(Dollars in millions)	2025	2024	2023
Construction in progress	$11.5	$3.0	$11.3